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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-05646

New Century Portfolios
(Exact name of registrant as specified in charter)

40 William Street, Suite 100 Wellesley, Massachusett	02481
(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.

Weston Financial Group, Inc. 40 William Street, Suite 100 Wellesley, MA 02481
(Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055

Date of fiscal year end:          October 31, 2010

Date of reporting period:        April 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

New Century Capital

New Century Balanced

New Century Opportunistic

New Century International

New Century Alternative Strategies

SEMI-ANNUAL REPORT

Six Months Ended April 30, 2010

(Unaudited)

40 William Street, Suite 100, Wellesley MA 02481      781-239-0445       888-639-0102      Fax 781-237-1635

CONTENTS

PRESIDENT’S LETTER TO SHAREHOLDERS	1-2

PORTFOLIO INFORMATION	3-7

NEW CENTURY PORTFOLIOS
Schedules of Investments	8-16
Statements of Assets and Liabilities	17
Statements of Operations	18
Statements of Changes in Net Assets	19-21
Financial Highlights	22-26
Notes to Financial Statements	27-36
About Your Portfolio’s Expenses	37-39

LETTER TO SHAREHOLDERS	June 2010

Dear Fellow Shareholders:

I am pleased to present our Semi-Annual Report for the six-month period ended April 30, 2010. This Report presents important financial information for each of the New Century Portfolios. I also invite you to visit our website at www.newcenturyportfolios.com for additional information.

Over the six month period, US markets continued the positive, albeit a more tempered, trend that started last year. In spite of a volatile January and February, the Dow Jones surpassed 11,000 in April. Both corporate earnings and better economic data indicate that the economy is slowly recovering. However, the economy continues to face challenges. In the US, both real estate valuations and new jobs remain weak. Overseas, the Greek financial crisis has triggered concerns about the stability of the Eurozone.

During the six-month period ended April 30, 2010, the New Century Capital Portfolio reduced its allocation to the consumer staples sector in favor of the diversified large-cap, mid-cap, and small-cap markets. The Portfolio maintained its cash position. During the period, the New Century Capital Portfolio increased 15.03% as compared to the S&P 500® Composite Index which gained 15.66%.

The New Century Balanced Portfolio maintained an allocation to equities of approximately 55% and an allocation to fixed income of approximately 45%. Given continued volatility in the markets, future increases to equities will be implemented in a prudent fashion. During the period, the New Century Balanced Portfolio gained 10.53%, as compared to the S&P 500® Composite Index which gained 15.66% and the Barclays Capital Intermediate Government/Credit Index which gained 2.29%.

The New Century Opportunistic Portfolio increased its cash position and reduced exposure to the consumer staples and the foreign equity sectors. During this period, New Century Opportunistic Portfolio gained 15.68% as compared to the Russell 3000 Growth Index which increased 16.50%.

The New Century International Portfolio maintained its allocations in each of its geographic sectors. The Portfolio continues to monitor its thematic long-term allocations which include exposure to natural resources and emerging markets. During the six month period ending April 30, 2010, emerging markets outperformed developed foreign markets. In the latter part of this period, the European sector was particularly weak. The US markets outperformed the foreign markets during this period. We continue to feel that international investments are an important component to a diversified portfolio. During the period, the New Century International Portfolio increased 6.76%. The international equity markets, as measured by the MSCI EAFE Index, increased 2.48%.

The New Century Alternative Strategies Portfolio maintained diversified positions in nine distinct investment categories. The Portfolio added a long/short credit manager and an additional long/short equity manager. New Century Alternative Strategies Portfolio increased 6.20% during the period, as compared to the Barclays Capital Intermediate Government/Credit Index, which gained 2.29% and the S&P 500® Composite Index which gained 15.66%.

While future performance is always unpredictable, we are confident that New Century’s investment philosophy - diversification, risk assessment and long-term focus - will maximize risk-adjusted returns.

New Century is committed to its shareholders and appreciates your selecting New Century as part of your long-term investment strategy.

Sincerely,

Wayne M. Grzecki
President

NEW CENTURY CAPITAL PORTFOLIO PORTFOLIO INFORMATION April 30, 2010 (Unaudited)

Asset Allocation (% of Net Assets)

Top Ten Long-Term Holdings

Security Description	% of Net Assets
American Funds Growth Fund of America - Class A	9.1%
iShares S&P MidCap 400 Value Index	5.8%
Marsico 21st Century	5.8%
iShares Dow Jones U.S. Energy Sector Index	5.8%
iShares MSCI Emerging Markets Index	5.5%
Fidelity Capital Appreciation	5.1%
Amana Trust Income	4.6%
iShares S&P 500 Growth Index	4.2%
Goldman Sachs Growth Opportunities - Class A	4.1%
Vanguard 500 Index - Investor Shares	4.1%

NEW CENTURY BALANCED PORTFOLIO PORTFOLIO INFORMATION April 30, 2010 (Unaudited)

Asset Allocation (% of Net Assets)

Top Ten Long-Term Holdings

Security Description	% of Net Assets
Loomis Sayles Bond - Institutional Class	9.8%
Templeton Global Bond - Class A	7.9%
First Eagle Global - Class A	7.5%
iShares S&P 500 Index	6.1%
SPDR S&P MidCap 400 ETF Trust	5.4%
Dodge & Cox Income	4.8%
American Funds AMCAP - Class A	4.7%
iShares MSCI EAFE Index	4.1%
Loomis Sayles Institutional High Income	4.1%
Fidelity Select Utilities Growth	3.9%

NEW CENTURY OPPORTUNISTIC PORTFOLIO PORTFOLIO INFORMATION April 30, 2010 (Unaudited)

Asset Allocation (% of Net Assets)

Top Ten Long-Term Holdings

Security Description	% of Net Assets
iShares S&P 500 Growth Index	19.3%
SPDR S&P MidCap 400 ETF Trust	11.3%
iShares MSCI Emerging Markets Index	10.6%
Technology Select Sector SPDR	8.1%
iShares S&P 500 Value Index	7.7%
iShares S&P North American Natural Resources Index	7.3%
iShares S&P SmallCap 600 Growth Index	6.2%
PowerShares Dynamic Biotechnology & Genome	4.2%
PowerShares Dynamic Pharmaceuticals	3.7%
iShares Dow Jones U.S. Energy Sector Index	3.7%

NEW CENTURY INTERNATIONAL PORTFOLIO PORTFOLIO INFORMATION April 30, 2010 (Unaudited)

Asset Allocation (% of Net Assets)

Top Ten Long-Term Holdings

Security Description	% of Net Assets
iShares S&P Latin America 40 Index	7.8%
Fidelity Canada	6.7%
iShares MSCI Germany Index	5.1%
iShares FTSE/Xinhua China 25 Index	4.8%
iShares MSCI United Kingdom Index	4.1%
iShares MSCI EAFE Index	3.9%
iShares MSCI Canada Index	3.7%
Janus Overseas - J Shares	3.7%
Vanguard European Stock ETF	3.6%
iShares S&P Global Energy Sector Index	3.5%

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO PORTFOLIO INFORMATION April 30, 2010 (Unaudited)

Asset Allocation (% of Net Assets)

Top Ten Long-Term Holdings

Security Description	% of Net Assets
First Eagle Global - Class A	5.3%
Arbitrage - Class R	4.9%
Calamos Market Neutral Income - Class A	4.8%
FPA Crescent - Class I	4.5%
Merger	4.3%
Leuthold Core Investment	3.7%
BlackRock Global Allocation - Class A	3.7%
Fairholme	3.6%
Gateway - Class A	3.0%
Oakmark Equity & Income - Class I	2.9%

NEW CENTURY CAPITAL PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2010 (Unaudited)
INVESTMENT COMPANIES — 96.5%	Shares	Value
Large-Cap Funds — 42.7%
Amana Trust Income	146,452	$4,333,515
American Funds AMCAP - Class A	156,403	2,793,359
American Funds Growth Fund of America - Class A	300,381	8,608,929
Fidelity Capital Appreciation	202,756	4,791,119
iShares Russell 1000 Growth Index (a)	235	12,340
iShares Russell 1000 Value Index (a)	28,800	1,804,608
iShares S&P 500 Growth Index (a)	64,900	3,941,377
iShares S&P 500 Index (a)	17,350	2,068,814
iShares S&P 500 Value Index (a)	44,300	2,549,908
Marsico 21st Century (b)	405,656	5,431,736
Vanguard 500 Index - Investor Shares	34,941	3,823,647
		40,159,352
Sector Funds — 15.7%
Biotech HOLDRs Trust (a) (b)	11,700	1,136,772
Fidelity Select Utilities Growth	70,986	3,205,030
iShares Dow Jones U.S. Energy Sector Index (a)	156,200	5,413,892
iShares Dow Jones U.S. Transportation Average Index (a)	7,500	632,700
iShares S&P North American Natural Resources Index (a)	31,800	1,153,068
PowerShares Dynamic Biotechnology & Genome (a)	58,600	1,153,834
PowerShares Dynamic Pharmaceuticals (a)	59,300	1,159,612
SPDR Gold Trust (a) (b) (c)	8,000	923,040
		14,777,948
International Funds — 14.8%
First Eagle Global - Class A	64,241	2,732,808
iShares MSCI EAFE Growth Index (a)	34,600	1,910,612
iShares MSCI EAFE Index (a)	40,200	2,188,086
iShares MSCI EAFE Value Index (a)	39,000	1,918,020
iShares MSCI Emerging Markets Index (a)	124,200	5,222,610
		13,972,136
Mid-Cap Funds — 14.1%
Goldman Sachs Growth Opportunities - Class A (b)	186,024	3,895,350
iShares S&P MidCap 400 Growth Index (a)	18,000	1,586,340
iShares S&P MidCap 400 Value Index (a)	73,000	5,460,400
Janus Orion - J Shares	117,876	1,278,953
SPDR S&P MidCap 400 ETF Trust (a)	7,200	1,073,736
		13,294,779
Small-Cap Funds — 9.2%
Buffalo Small Cap	58,330	1,484,486
iShares S&P SmallCap 600 Growth Index (a)	54,600	3,515,694
iShares S&P SmallCap 600 Value Index (a)	53,700	3,672,006
		8,672,186

Total Investment Companies (Cost $69,462,158)		$90,876,401

See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 3.6%	Shares	Value
AIM STIT-STIC Prime Portfolio (The) - Institutional Class, 0.13% (d) (Cost $3,347,024)	3,347,024	$3,347,024

Total Investments at Value — 100.1% (Cost $72,809,182)		$94,223,425

Liabilities in Excess of Other Assets — (0.1%)		(100,435)

Net Assets — 100.0%		$94,122,990

(a)	Exchange-traded fund.

(b)	Non-income producing security.

(c)	For federal income tax purposes, structured as a grantor trust.

(d)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2010.

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2010 (Unaudited)
INVESTMENT COMPANIES — 98.8%	Shares	Value
Government/Corporate Bond Funds — 19.3%
American Century Target Maturities Trust Series 2015 - Investor Class	10,646	$1,056,182
iShares Barclays 3-7 Year Treasury Bond (a)	5,000	559,900
iShares Barclays Aggregate Bond (a)	5,100	535,194
Loomis Sayles Bond - Institutional Class	453,553	6,349,742
ProShares UltraShort 20+ Year Treasury (a) (b)	38,000	1,716,080
Rydex Inverse Government Long Bond Strategy - Investor Class (b)	127,984	1,805,847
Vanguard Inflation-Protected Securities - Investor Shares	42,653	547,667
		12,570,612
Sector Funds — 18.0%
Biotech HOLDRs Trust (a) (b)	7,600	738,416
Consumer Staples Select Sector SPDR (a)	54,000	1,492,020
Fidelity Select Utilities Growth	56,880	2,568,140
iShares Dow Jones U.S. Energy Sector Index (a)	69,400	2,405,404
iShares S&P North American Natural Resources Index (a)	31,800	1,153,068
PowerShares Dynamic Biotechnology & Genome (a)	36,900	726,561
PowerShares Dynamic Food & Beverage (a)	78,000	1,251,120
PowerShares Dynamic Pharmaceuticals (a)	40,100	784,156
SPDR Gold Trust (a) (b) (c)	5,300	611,514
		11,730,399
Large-Cap Funds — 14.4%
American Funds AMCAP - Class A	171,567	3,064,183
iShares Russell 1000 Growth Index (a)	19,600	1,029,196
iShares Russell 1000 Value Index (a)	20,300	1,271,998
iShares S&P 500 Index (a)	33,400	3,982,616
		9,347,993
International Funds — 11.6%
First Eagle Global - Class A	115,885	4,929,765
iShares MSCI EAFE Index (a)	48,800	2,656,184
		7,585,949
Worldwide Bond Funds — 10.1%
Loomis Sayles Global Bond - Institutional Class	88,817	1,428,170
Templeton Global Bond - Class A	378,542	5,148,168
		6,576,338
High Quality Bond Funds — 6.5%
Calvert Social Investment - Class I	73,493	1,145,761
Dodge & Cox Income	235,099	3,103,306
		4,249,067
Mid-Cap Funds — 6.4%
iShares S&P MidCap 400 Value Index (a)	9,000	673,200
SPDR S&P MidCap 400 ETF Trust (a)	23,580	3,516,485
		4,189,685

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)
INVESTMENT COMPANIES — 98.8% (Continued)	Shares	Value
Small-Cap Funds — 5.3%
iShares S&P SmallCap 600 Growth Index (a)	30,800	$1,983,212
iShares S&P SmallCap 600 Value Index (a)	21,300	1,456,494
		3,439,706
High Yield Bond Funds — 4.1%
Loomis Sayles Institutional High Income	332,869	2,642,980

Convertible Bond Funds — 3.1%
Davis Appreciation & Income - Class A	76,017	2,002,280

Total Investment Companies (Cost $56,393,589)		$64,335,009

MONEY MARKET FUNDS — 1.3%	Shares	Value
AIM STIT-STIC Prime Portfolio (The) - Institutional Class, 0.13% (d) (Cost $855,550)	855,550	$855,550

Total Investments at Value — 100.1% (Cost $57,249,139)		$65,190,559

Liabilities in Excess of Other Assets — (0.1%)		(71,023)

Net Assets — 100.0%		$65,119,536

(a)	Exchange-traded fund.

(b)	Non-income producing security.

(c)	For federal income tax purposes, structured as a grantor trust.

(d)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2010.

See accompanying notes to financial statements.

NEW CENTURY OPPORTUNISTIC PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2010 (Unaudited)
INVESTMENT COMPANIES — 93.8%	Shares	Value
Large-Cap Funds — 30.7%
iShares S&P 500 Growth Index (a)	39,400	$2,392,762
iShares S&P 500 Value Index (a)	16,500	949,740
Vanguard Growth ETF (a)	8,000	451,117
		3,793,619
Sector Funds — 30.5%
Biotech HOLDRs Trust (a) (b)	3,200	310,912
iShares Dow Jones U.S. Energy Sector Index (a)	13,200	457,512
iShares S&P North American Natural Resources Index (a)	24,900	902,874
PowerShares Dynamic Biotechnology & Genome (a)	26,500	521,785
PowerShares Dynamic Pharmaceuticals (a)	23,500	459,542
SPDR Gold Trust (a) (b) (c)	1,000	115,380
Technology Select Sector SPDR (a)	42,800	1,003,232
		3,771,237
International Funds — 12.6%
iShares MSCI Emerging Markets Index (a)	31,100	1,307,755
Janus Overseas - J Shares	5,665	257,018
		1,564,773
Mid-Cap Funds — 11.3%
SPDR S&P MidCap 400 ETF Trust (a)	9,402	1,402,120

Small-Cap Funds — 8.7%
iShares S&P SmallCap 600 Growth Index (a)	12,000	772,680
iShares S&P SmallCap 600 Value Index (a)	4,400	300,872
		1,073,552

Total Investment Companies (Cost $9,632,460)		$11,605,301

MONEY MARKET FUNDS — 6.3%	Shares	Value
AIM STIT-STIC Prime Portfolio (The) - Institutional Class, 0.13% (d) (Cost $771,984)	771,984	$771,984

Total Investments at Value — 100.1% (Cost $10,404,444)		$12,377,285

Liabilities in Excess of Other Assets — (0.1%)		(10,222)

Net Assets — 100.0%		$12,367,063

(a)	Exchange-traded fund.

(b)	Non-income producing security.

(c)	For federal income tax purposes, structured as a grantor trust.

(d)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2010.

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2010 (Unaudited)
INVESTMENT COMPANIES — 95.1%	Shares	Value
Diversified Funds — 25.1%
Columbia Acorn International Select - Class A	56,993	$1,386,648
iShares MSCI EAFE Growth Index (a)	45,500	2,512,510
iShares MSCI EAFE Index (a)	67,800	3,690,354
iShares MSCI EAFE Value Index (a)	51,000	2,508,180
iShares S&P Global Energy Sector Index (a)	92,400	3,311,616
iShares S&P Global Infrastructure Index (a)	36,600	1,235,250
iShares S&P Global Materials Index (a)	26,700	1,651,659
Janus Overseas - J Shares	78,107	3,543,693
MainStay International Equity - Class A	210,153	2,565,964
Templeton Institutional Funds - Foreign Smaller Companies Series	98,290	1,530,375
		23,936,249
Europe Funds — 24.5%
Franklin Mutual European - Class A	110,436	2,277,200
iShares MSCI France Index (a)	10,000	235,600
iShares MSCI Germany Index (a)	227,200	4,859,808
iShares MSCI Spain Index (a)	37,200	1,473,864
iShares MSCI Sweden Index (a)	58,000	1,538,740
iShares MSCI Switzerland Index (a)	147,300	3,222,924
iShares MSCI United Kingdom Index (a)	244,146	3,886,804
Ivy European Opportunities - Class A	117,242	2,432,777
Vanguard European Stock ETF (a)	74,200	3,435,460
		23,363,177
Americas Funds — 22.5%
Fidelity Canada	121,858	6,356,117
iShares MSCI Canada Index (a)	126,000	3,565,800
iShares MSCI Mexico Investable Market Index (a)	59,800	3,168,802
iShares S&P Latin America 40 Index (a)	154,600	7,402,248
PowerShares DB U.S. Dollar Index Bearish (a) (b)	36,000	946,800
		21,439,767
Asia/Pacific Funds — 17.5%
Fidelity Japan	200,497	2,229,525
iShares FTSE/Xinhua China 25 Index (a)	111,300	4,543,266
iShares MSCI Australia Index (a)	138,100	3,241,207
iShares MSCI Japan Index (a)	143,800	1,494,082
iShares MSCI Pacific ex-Japan Index (a)	64,800	2,737,800
Matthews Pacific Tiger - Class I	120,222	2,380,389
		16,626,269
Emerging Market Funds — 5.5%
iShares MSCI Emerging Markets Index (a)	64,000	2,691,200
Vanguard Emerging Markets Stock Index (a)	61,000	2,565,660
		5,256,860

Total Investment Companies (Cost $70,882,052)		$90,622,322

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 5.0%	Shares	Value
AIM STIT-STIC Prime Portfolio (The) - Institutional Class, 0.13% (c) (Cost $4,742,823)	4,742,823	$4,742,823

Total Investments at Value — 100.1% (Cost $75,624,875)		$95,365,145

Liabilities in Excess of Other Assets — (0.1%)		(100,790)

Net Assets — 100.0%		$95,264,355

(a)	Exchange-traded fund.

(b)	Non-income producing security.

(c)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2010.

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2010 (Unaudited)
INVESTMENT COMPANIES — 94.9%	Shares	Value
Asset Allocation Funds — 15.8%
Berwyn Income	211,756	$2,812,116
FPA Crescent - Class I	244,053	6,320,980
Greenspring	150,986	3,599,497
Leuthold Core Investment	310,414	5,183,918
Oakmark Equity & Income - Class I	150,713	4,064,737
		21,981,248
Arbitrage Funds — 14.9%
Arbitrage - Class R	526,133	6,802,898
Calamos Market Neutral Income - Class A	570,550	6,698,259
Gabelli ABC (b)	141,971	1,389,896
Merger	376,277	5,922,593
		20,813,646
Global Macro Funds — 14.5%
BlackRock Global Allocation - Class A	279,756	5,116,736
First Eagle Global - Class A	172,317	7,330,359
iPath S&P 500 VIX Short-Term Futures ETN (a) (b)	22,000	465,960
Ivy Asset Strategy - Class A	162,700	3,703,052
Mutual Global Discovery - Class Z	128,169	3,628,454
		20,244,561
Long/Short Equity Funds — 14.2%
CGM Focus	74,093	2,205,734
Diamond Hill Long-Short - Class I	243,657	3,900,945
Federated Prudent Bear - Class A (b)	349,990	1,767,449
Hussman Strategic Growth	230,608	2,928,718
Marketfield Fund (b)	207,436	2,777,566
Schwab Hedged Equity - Select Shares (b)	194,447	2,920,602
TFS Market Neutral (b)	209,123	3,249,767
		19,750,781
High Yield/Fixed Income Funds — 10.0%
Eaton Vance National Municipal - Class I	117,906	1,149,579
Forward Long/Short Credit Analysis - Institutional Class	336,668	2,871,781
Loomis Sayles Institutional High Income	491,869	3,905,436
Nuveen Multi-Strategy Income & Growth 2 (d)	230,000	1,943,500
Principal High Yield - Class A	151,655	1,217,794
Templeton Global Bond - Class A	207,444	2,821,236
		13,909,326
Natural Resources Funds — 8.2%
Goldman Sachs Commodity Strategy - Institutional Shares	272,392	1,683,384
Permanent Portfolio	20,371	833,365
PIMCO Commodity Real Return Strategy - Class A	271,204	2,166,921
PowerShares Water Resources Portfolio (a)	154,000	2,781,240
RS Global Natural Resources - Class A (b)	38,866	1,233,214
SPDR Gold Trust (a) (b) (c)	10,500	1,211,490
Vanguard Precious Metals & Minerals - Investor Shares	70,175	1,491,222
		11,400,836
Deep Value/Distressed Securities Funds — 6.6%
Fairholme	141,111	4,967,101
Franklin Mutual Beacon - Class Z	120,761	1,478,114

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)
INVESTMENT COMPANIES — 94.9% (Continued)	Shares	Value
Deep Value/Distressed Securities Funds — 6.6% (Continued)
Third Avenue Value	59,275	$2,794,816
		9,240,031
Real Estate Funds — 6.6%
AIM Real Estate - Class A	146,421	2,956,240
Cohen & Steers International Realty - Class I	81,425	854,963
ING Global Real Estate - Class I	160,429	2,440,120
Third Avenue Real Estate Value	131,356	2,867,509
		9,118,832
Option Hedged Funds — 4.1%
Gateway - Class A	162,475	4,165,870
NFJ Dividend, Interest & Premium Strategy (d)	100,000	1,585,000
		5,750,870

Total Investment Companies (Cost $122,156,108)		$132,210,131

STRUCTURED NOTES — 3.4%	Par Value	Value
Credit Suisse, Buffered Accelerated Return Equity Security Linked Note, due 05/05/2011	$1,250,000	$1,709,625
Deutsche Bank, Buffered Barrier Rebate Securities Linked Note, due 06/30/2010	1,200,000	1,521,720
JPMorgan Chase & Co. Note Linked to Market Vectors Gold Miners ETF, due 07/29/2011	1,400,000	1,476,860

Total Structured Notes (Cost $3,850,000)		$4,708,205

MONEY MARKET FUNDS — 1.5%	Shares	Value
AIM STIT-STIC Prime Portfolio (The) - Institutional Class, 0.13% (e) (Cost $2,102,457)	2,102,457	$2,102,457

Total Investments at Value — 99.8% (Cost $128,108,565)		$139,020,793

Other Assets in Excess of Liabilities — 0.2%		330,722

Net Assets — 100.0%		$139,351,515

(a)	Exchange-traded fund.

(b)	Non-income producing security.

(c)	For federal income tax purposes, structured as a grantor trust.

(d)	Closed-end fund.

(e)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2010.

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF ASSETS AND LIABILITIES April 30, 2010 (Unaudited)
	New Century Capital Portfolio	New Century Balanced Portfolio	New Century Opportunistic Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
ASSETS
Investments in securities:
At acquisition cost	$72,809,182	$57,249,139	$10,404,444	$75,624,875	$128,108,565
At value (Note 1A)	$94,223,425	$65,190,559	$12,377,285	$95,365,145	$139,020,793
Dividends and interest receivable	158	54	43	466	15,162
Receivable for investment securities sold	—	—	—	—	417,999
Receivable for capital shares sold	575	2,225	—	3,575	18,590
Other assets	9,805	7,416	2,743	10,206	14,718
TOTAL ASSETS	94,233,963	65,200,254	12,380,071	95,379,392	139,487,262

LIABILITIES
Payable for investment securities purchased	—	—	—	—	14,505
Payable for capital shares redeemed	475	—	—	—	31
Payable to Advisor (Note 2)	80,132	55,234	4,354	82,640	89,157
Payable to Distributor (Note 3)	17,000	12,000	2,600	19,000	15,000
Other accrued expenses	13,366	13,484	6,054	13,397	17,054
TOTAL LIABILITIES	110,973	80,718	13,008	115,037	135,747

NET ASSETS	$94,122,990	$65,119,536	$12,367,063	$95,264,355	$139,351,515

Net assets consist of:
Paid-in capital	$82,782,369	$60,845,287	$12,563,063	$84,762,120	$143,197,462
Accumulated undistributed net investment income (loss)	10,501	46,302	(7,423)	197,538	(86,280)
Accumulated net realized losses on investments	(10,084,123)	(3,713,473)	(2,161,418)	(9,435,573)	(14,671,895)
Net unrealized appreciation on investments	21,414,243	7,941,420	1,972,841	19,740,270	10,912,228
Net assets	$94,122,990	$65,119,536	$12,367,063	$95,264,355	$139,351,515

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,184,007	5,002,414	1,342,945	7,069,423	11,956,525

Net asset value, offering price and redemption price per share (a)	$15.22	$13.02	$9.21	$13.48	$11.65

(a)	Redemption price may differ from the net asset value per share depending upon the length of time held (Note 1B).

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2010 (Unaudited)
	New Century Capital Portfolio	New Century Balanced Portfolio	New Century Opportunistic Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
INVESTMENT INCOME
Dividends	$638,646	$1,005,733	$82,213	$994,450	$1,765,030
Interest	—	—	—	—	13,859
Total income	638,646	1,005,733	82,213	994,450	1,778,889

EXPENSES
Investment advisory fees (Note 2)	449,288	316,242	59,723	467,344	520,603
Distribution costs (Note 3)	84,686	63,262	14,903	112,047	124,352
Accounting fees	19,472	18,168	15,596	19,666	21,913
Administration fees (Note 2)	15,357	11,711	4,720	15,775	22,057
Legal and audit fees	14,215	10,905	4,713	14,693	20,166
Transfer agent fees	10,500	10,500	10,500	10,500	10,500
Trustees’ fees and expenses (Note 2)	10,404	7,277	1,383	10,675	15,979
Custody and bank service fees	7,735	6,011	1,870	8,981	13,484
Insurance expense	4,421	3,316	625	4,465	7,674
Other expenses	12,223	9,312	4,789	7,973	9,175
Total expenses	628,301	456,704	118,822	672,119	765,903
Less fees waived by the Advisor (Note 2)	—	—	(29,239)	—	—
Net expenses	628,301	456,704	89,583	672,119	765,903

NET INVESTMENT INCOME (LOSS)	10,345	549,029	(7,370)	322,331	1,012,986

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on investments	571,504	37,395	196,233	—	(2,640,427)
Capital gain distributions from regulated investment companies	—	74,671	—	19,724	193,866
Net change in unrealized appreciation (depreciation) on investments	12,034,504	5,694,070	1,534,967	5,512,404	9,743,879

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	12,606,008	5,806,136	1,731,200	5,532,128	7,297,318

NET INCREASE IN NET ASSETS FROM OPERATIONS	$12,616,353	$6,355,165	$1,723,830	$5,854,459	$8,310,304

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF CHANGES IN NET ASSETS
	New Century Capital Portfolio		New Century Balanced Portfolio
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
FROM OPERATIONS
Net investment income	$10,345	$209,098	$549,029	$1,211,505
Net realized gains (losses) from security transactions	571,504	(943,200)	37,395	(9,218)
Capital gain distributions from regulated investment companies	—	456,941	74,671	434,303
Net change in unrealized appreciation (depreciation) on investments	12,034,504	9,081,737	5,694,070	6,385,829
Net increase in net assets from operations	12,616,353	8,804,576	6,355,165	8,022,419

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income (Note 1E)	(197,554)	(208,624)	(803,247)	(1,229,934)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,193,682	5,209,472	1,367,109	2,231,634
Proceeds from redemption fees collected (Note 1B)	200	256	—	—
Net asset value of shares issued in reinvestment of distributions to shareholders	187,117	197,220	760,047	1,183,887
Payments for shares redeemed	(5,677,105)	(13,121,162)	(4,137,101)	(11,053,884)
Net decrease in net assets from capital share transactions	(3,296,106)	(7,714,214)	(2,009,945)	(7,638,363)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,122,693	881,738	3,541,973	(845,878)

NET ASSETS
Beginning of period	85,000,297	84,118,559	61,577,563	62,423,441
End of period	$94,122,990	$85,000,297	$65,119,536	$61,577,563

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$10,501	$197,710	$46,302	$286,958

CAPITAL SHARE ACTIVITY
Shares sold	149,766	453,982	108,055	200,591
Shares reinvested	13,094	17,453	61,493	112,859
Shares redeemed	(391,423)	(1,213,660)	(328,350)	(1,073,900)
Net decrease in shares outstanding	(228,563)	(742,225)	(158,802)	(760,450)
Shares outstanding, beginning of period	6,412,570	7,154,795	5,161,216	5,921,666
Shares outstanding, end of period	6,184,007	6,412,570	5,002,414	5,161,216

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF CHANGES IN NET ASSETS
	New Century Opportunistic Portfolio		New Century International Portfolio
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
FROM OPERATIONS
Net investment income (loss)	$(7,370)	$11,964	$322,331	$940,955
Net realized gains (losses) from security transactions	196,233	31,585	—	(2,148,251)
Capital gain distributions from regulated investment companies	—	—	19,724	631,323
Net change in unrealized appreciation (depreciation) on investments	1,534,967	1,308,727	5,512,404	19,348,921
Net increase in net assets from operations	1,723,830	1,352,276	5,854,459	18,772,948

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income (Note 1E)	(12,365)	—	(552,322)	(835,144)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	450,201	2,205,934	6,982,087	8,943,153
Proceeds from redemption fees collected (Note 1B)	30	657	1,068	1,481
Net asset value of shares issued in reinvestment of distributions to shareholders	12,244	—	382,969	568,685
Payments for shares redeemed	(1,122,882)	(2,829,435)	(6,853,371)	(14,236,006)
Net increase (decrease) in net assets from capital share transactions	(660,407)	(622,844)	512,753	(4,722,687)

TOTAL INCREASE IN NET ASSETS	1,051,058	729,432	5,814,890	13,215,117

NET ASSETS
Beginning of period	11,316,005	10,586,573	89,449,465	76,234,348
End of period	$12,367,063	$11,316,005	$95,264,355	$89,449,465

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$(7,423)	$12,312	$197,538	$407,805

CAPITAL SHARE ACTIVITY
Shares sold	51,016	313,506	520,005	831,409
Shares reinvested	1,417	—	28,601	57,385
Shares redeemed	(129,356)	(389,287)	(524,021)	(1,405,219)
Net increase (decrease) in shares outstanding	(76,923)	(75,781)	24,585	(516,425)
Shares outstanding, beginning of period	1,419,868	1,495,649	7,044,838	7,561,263
Shares outstanding, end of period	1,342,945	1,419,868	7,069,423	7,044,838

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF CHANGES IN NET ASSETS
	New Century Alternative Strategies Portfolio
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
FROM OPERATIONS
Net investment income	$1,012,986	$1,941,362
Net realized losses from security transactions	(2,640,427)	(12,689,464)
Capital gain distributions from regulated investment companies	193,866	3,563,874
Net change in unrealized appreciation (depreciation) on investments	9,743,879	22,991,658
Net increase in net assets from operations	8,310,304	15,807,430

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income (Note 1E)	(1,815,992)	(4,198,238)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	15,502,257	35,102,853
Proceeds from redemption fees collected (Note 1B)	905	5,281
Net asset value of shares issued in reinvestment of distributions to shareholders	1,776,809	4,137,046
Payments for shares redeemed	(23,590,701)	(48,685,015)
Net decrease in net assets from capital share transactions	(6,310,730)	(9,439,835)

TOTAL INCREASE IN NET ASSETS	183,582	2,169,357

NET ASSETS
Beginning of period	139,167,933	136,998,576
End of period	$139,351,515	$139,167,933

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$(86,280)	$690,216

CAPITAL SHARE ACTIVITY
Shares sold	1,357,541	3,534,810
Shares reinvested	156,547	427,823
Shares redeemed	(2,089,141)	(4,941,286)
Net decrease in shares outstanding	(575,053)	(978,653)
Shares outstanding, beginning of period	12,531,578	13,510,231
Shares outstanding, end of period	11,956,525	12,531,578

See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2010 (Unaudited)		Years Ended October 31,
			2009	2008	2007		2006		2005
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$13.26		$11.76	$20.68	$17.23		$15.04		$13.38

Income (loss) from investment operations:
Net investment income (loss)	0.00	(a)	0.03	0.02	(0.06)		(0.08)		(0.09)
Net realized and unrealized gains (losses) on investments	1.99		1.50	(7.94)	3.51		2.27		1.75
Total from investment operations	1.99		1.53	(7.92)	3.45		2.19		1.66

Less distributions:
Distributions from net investment income	(0.03)		(0.03)	(0.14)	—		—		—
Distributions from net realized gains	—		—	(0.86)	—		—		—
Total distributions	(0.03)		(0.03)	(1.00)	—		—		—

Proceeds from redemption fees collected	0.00	(a)	0.00 (a)	0.00 (a)	0.00	(a)	—		—

Net asset value, end of period	$15.22		$13.26	$11.76	$20.68		$17.23		$15.04

TOTAL RETURN (b)	15.03%	(c)	13.05%	(40.06% )	20.02%		14.56%		12.41%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$94,123		$85,000	$84,119	$144,228		$123,888		$110,578

Ratio of expenses to average net assets (d)	1.40%	(f)	1.41%	1.29%	1.25%		1.27%		1.35%

Ratio of net investment income (loss) to average net assets (e)	0.02%	(f)	0.27%	0.08%	(0.32%	)	(0.47%	)	(0.57%	)

Portfolio turnover	0%		4%	27%	21%		12%		13%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.

(d)	The ratios of expenses to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e)	Recognition of net investment income (loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2010 (Unaudited)		Years Ended October 31,
			2009	2008	2007	2006	2005
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$11.93		$10.54	$16.13	$14.57	$13.15	$12.30

Income (loss) from investment operations:
Net investment income	0.11		0.22	0.25	0.19	0.17	0.15
Net realized and unrealized gains (losses) on investments	1.14		1.39	(4.69)	1.56	1.44	0.89
Total from investment operations	1.25		1.61	(4.44)	1.75	1.61	1.04

Less distributions:
Distributions from net investment income	(0.16)		(0.22)	(0.30)	(0.19)	(0.19)	(0.19)
Distributions from net realized gains	—		—	(0.85)	—	—	—
Total distributions	(0.16)		(0.22)	(1.15)	(0.19)	(0.19)	(0.19)

Proceeds from redemption fees collected	—		—	0.00 (a)	0.00 (a)	—	—

Net asset value, end of period	$13.02		$11.93	$10.54	$16.13	$14.57	$13.15

TOTAL RETURN (b)	10.53%	(c)	15.57%	(29.46% )	12.09%	12.37%	8.51%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$65,120		$61,578	$62,423	$95,052	$85,799	$77,128

Ratio of expenses to average net assets (d)	1.44%	(f)	1.45%	1.38%	1.35%	1.38%	1.38%

Ratio of net investment income to average net assets (e)	1.74%	(f)	2.07%	1.71%	1.21%	1.20%	1.12%

Portfolio turnover	1%	(c)	13%	22%	28%	22%	21%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.

(d)	The ratios of expenses to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

See accompanying notes to financial statements.

NEW CENTURY OPPORTUNISTIC PORTFOLIO FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2010 (Unaudited)		Years Ended October 31,
			2009		2008	2007		2006		2005
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$7.97		$7.08		$11.78	$9.45		$8.72		$7.30

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.01		(0.05)	(0.05)		(0.08)		(0.06)
Net realized and unrealized gains (losses) on investments	1.26		0.88		(4.26)	2.38		0.81		1.48
Total from investment operations	1.25		0.89		(4.31)	2.33		0.73		1.42

Less distributions:
Distributions from net investment income	(0.01)		—		(0.05)	—		—		—
Distributions from net realized gains	—		—		(0.34)	—		—		—
Total distributions	(0.01)		—		(0.39)	—		—		—

Proceeds from redemption fees collected	0.00	(a)	0.00	(a)	0.00 (a)	—		—		—

Net asset value, end of period	$9.21		$7.97		$7.08	$11.78		$9.45		$8.72

TOTAL RETURN (b)	15.68%	(c)	12.57%		(37.74% )	24.66%		8.37%		19.45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$12,367		$11,316		$10,587	$14,935		$11,949		$6,891

Ratios of expenses to average net assets:
Before expense reimbursement and waived fees (d)	1.99%	(f)	2.08%		1.79%	1.88%		2.00%		2.56%
After expense reimbursement and waived fees (d)	1.50%	(f)	1.50%		1.50%	1.50%		1.50%		1.50%

Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and waived fees (e)	(0.61%	)(f)	(0.47%	)	(0.89% )	(0.88%	)	(1.39%	)	(1.80%	)
After expense reimbursement and waived fees (e)	(0.12%	)(f)	0.11%		(0.60% )	(0.50%	)	(0.89%	)	(0.74%	)

Portfolio turnover	0%		10%		56%	47%		49%		19%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.

(d)	The ratios of expenses to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e)	Recognition of net investment income (loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2010 (Unaudited)		Years Ended October 31,
			2009	2008	2007		2006		2005
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$12.70		$10.08	$20.06	$15.06		$12.12		$10.07

Income (loss) from investment operations:
Net investment income (loss)	0.05		0.13	0.28	0.03		(0.06)		(0.06)
Net realized and unrealized gains (losses) on investments	0.81		2.61	(9.47)	5.61		3.12		2.42
Total from investment operations	0.86		2.74	(9.19)	5.64		3.06		2.36

Less distributions:
Distributions from net investment income	(0.08)		(0.12)	(0.33)	(0.06)		—		—
Distributions from net realized gains	—		—	(0.46)	(0.58)		(0.12)		(0.31)
Total distributions	(0.08)		(0.12)	(0.79)	(0.64)		(0.12)		(0.31)

Proceeds from redemption fees collected	0.00	(a)	0.00 (a)	0.00 (a)	0.00	(a)	0.00	(a)	0.00	(a)

Net asset value, end of period	$13.48		$12.70	$10.08	$20.06		$15.06		$12.12

TOTAL RETURN (b)	6.76%	(c)	27.45%	(47.52% )	38.62%		25.35%		23.70%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$95,264		$89,449	$76,234	$147,416		$102,945		$45,014

Ratios of expenses to average net assets:
Before expense reimbursement and waived fees (d)	1.44%	(f)	1.44%	1.29%	1.35%		1.50%		1.55%
After expense reimbursement and waived fees (d)	1.44%	(f)	1.44%	1.29% (g)	1.35%	(g)	1.50%	(g)	1.50%

Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and waived fees (e)	0.69%	(f)	1.23%	1.66%	0.11%		(0.46%	)	(0.72%	)
After expense reimbursement and waived fees (e)	0.69%	(f)	1.23%	1.66% (g)	0.11%	(g)	(0.46%	)(g)	(0.67%	)

Portfolio turnover	0%		11%	34%	10%		22%		3%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.

(d)	The ratios of expenses to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e)	Recognition of net investment income (loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)
Absent the recoupment of fees previously waived and reimbursed by the Advisor, the ratios of expenses to average net assets would have been 1.28%, 1.32%, and 1.41% and the ratios of net investment income (loss) to average net assets would have been 1.68%, 0.14% and (0.37%) for the years ended October 31, 2008, 2007 and 2006, respectively (Note 2).

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2010 (Unaudited)		Years Ended October 31,
			2009	2008	2007	2006	2005
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$11.11		$10.14	$13.93	$13.03	$11.99	$11.46

Income (loss) from investment operations:
Net investment income	0.08		0.14	0.27	0.18	0.21	0.15
Net realized and unrealized gains (losses) on investments	0.61		1.15	(3.39)	1.34	1.23	0.87
Total from investment operations	0.69		1.29	(3.12)	1.52	1.44	1.02

Less distributions:
Distributions from net investment income	(0.15)		(0.32)	(0.36)	(0.32)	(0.33)	(0.24)
Distributions from net realized gains	—		—	(0.31)	(0.30)	(0.07)	(0.25)
Total distributions	(0.15)		(0.32)	(0.67)	(0.62)	(0.40)	(0.49)

Proceeds from redemption fees collected	0.00	(a)	0.00 (a)	0.00 (a)	0.00 (a)	—	0.00 (a)

Net asset value, end of period	$11.65		$11.11	$10.14	$13.93	$13.03	$11.99

TOTAL RETURN (b)	6.20%	(c)	13.16%	(23.44% )	12.09%	12.32%	9.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$139,352		$139,168	$136,999	$128,117	$97,811	$76,560

Ratio of expenses to average net assets (d)	1.10%	(f)	1.06%	1.00%	1.06%	1.08%	1.06%

Ratio of net investment income to average net assets (e)	1.46%	(f)	1.46%	1.46%	1.07%	1.43%	1.06%

Portfolio turnover	11%	(c)	27%	17%	8%	12%	11%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.

(d)	The ratios of expenses to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS April 30, 2010 (Unaudited)

(1)	SIGNIFICANT ACCOUNTING POLICIES

New Century Portfolios (“New Century”) is organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers shares of five series: New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (together, the “Portfolios”). New Century Capital Portfolio and New Century Balanced Portfolio commenced operations on January 31, 1989. New Century Opportunistic Portfolio and New Century International Portfolio commenced operations on November 1, 2000, and New Century Alternative Strategies Portfolio commenced operations on May 1, 2002.

Weston Financial Group, Inc. (the “Advisor”), a wholly-owned subsidiary of The Washington Trust Company, serves as the investment advisor to each Portfolio. Weston Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Washington Trust Bancorp, Inc., serves as the distributor and principal underwriter to each Portfolio.

The investment objective of New Century Capital Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign).

The investment objective of New Century Balanced Portfolio is to provide income, with a secondary objective to provide capital growth, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign), fixed income securities (domestic and foreign), or in a composite of such securities. This Portfolio maintains at least 25% of its assets in fixed income securities by selecting registered investment companies that invest in such securities.

The investment objective of New Century Opportunistic Portfolio is to provide capital growth, without regard to current income, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of registered investment companies that emphasize investments in equities (domestic and foreign), fixed income securities that seek appreciation such as high-yield, lower rated debt securities (domestic or foreign), or other securities that are selected by those investment companies to achieve growth.

The investment objective of New Century International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of registered investment companies that emphasize investments in equities and fixed income securities (foreign, worldwide, emerging markets and domestic).

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2010 (Unaudited)

The investment objective of New Century Alternative Strategies Portfolio is to provide long-term capital appreciation, with a secondary objective to earn income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize alternative strategies.

The price of shares of each Portfolio fluctuates daily and there is no assurance that the Portfolios will be successful in achieving their stated investment objectives.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.  Investment Valuation

Investments in shares of other open-end investment companies are valued at their net asset value as reported by such companies. The Portfolios may also invest in closed-end investment companies, exchange-traded funds, and to a certain extent, directly in securities. Investments in closed-end investment companies, exchange-traded funds and direct investments in securities are valued at market prices, as described in the paragraph below. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at their fair value as determined in good faith by the Advisor under the procedures established by the Board of Trustees. Short-term investments may be valued at amortized cost which approximates market value.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2010 (Unaudited)

The following is a summary of the inputs used to value each Portfolio’s investments by security type as of April 30, 2010:

New Century Capital Portfolio
	Level 1	Level 2	Level 3	Total
Investment Companies	$90,876,401	$—	$—	$90,876,401
Money Market Funds	—	3,347,024	—	3,347,024
Total	$90,876,401	$3,347,024	$—	$94,223,425

New Century Balanced Portfolio
	Level 1	Level 2	Level 3	Total
Investment Companies	$64,335,009	$—	$—	$64,335,009
Money Market Funds	—	855,550	—	855,550
Total	$64,335,009	$855,550	$—	$65,190,559

New Century Opportunistic Portfolio
	Level 1	Level 2	Level 3	Total
Investment Companies	$11,605,301	$—	$—	$11,605,301
Money Market Funds	—	771,984	—	771,984
Total	$11,605,301	$771,984	$—	$12,377,285

New Century International Portfolio
	Level 1	Level 2	Level 3	Total
Investment Companies	$90,622,322	$—	$—	$90,622,322
Money Market Funds	—	4,742,823	—	4,742,823
Total	$90,622,322	$4,742,823	$—	$95,365,145

New Century Alternative Strategies Portfolio
	Level 1	Level 2	Level 3	Total
Investment Companies	$132,210,131	$—	$—	$132,210,131
Structured Notes	—	4,708,205	—	4,708,205
Money Market Funds	—	2,102,457	—	2,102,457
Total	$132,210,131	$6,810,662	$—	$139,020,793

During the six months ended April 30, 2010, the Portfolios did not have any significant transfers in and out of Level 1 or Level 2. In addition, the Portfolios did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at April 30, 2010.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2010 (Unaudited)

B.  Share Valuation

The net asset value per share of each Portfolio is calculated daily by dividing the total value of each Portfolio’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Portfolio is equal to the net asset value per share, except that shares of each Portfolio are subject to a redemption fee of 2% if redeemed within 30 days of the date of purchase. No redemption fee is imposed on the exchange of shares among the various Portfolios of the Trust, the redemption of shares representing reinvested dividends or capital gain distributions, or on amounts representing capital appreciation of shares. During the periods ended April 30, 2010 and October 31, 2009, proceeds from redemption fees totaled $200 and $256, respectively, for New Century Capital Portfolio, $30 and $657, respectively, for New Century Opportunistic Portfolio, $1,068 and $1,481, respectively, for New Century International Portfolio and $905 and $5,281, respectively, for New Century Alternative Strategies Portfolio. No redemption fees were collected for New Century Balanced Portfolio. Any redemption fees collected are credited to paid-in capital of the applicable Portfolio.

C.  Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

D.  Income Recognition

Interest, if any, is accrued on portfolio investments daily. Dividend income and capital gain distributions are recorded on the ex-dividend date or as soon as the information is available if after the ex-date.

E.  Distributions to Shareholders

Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of New Century Balanced and New Century Alternative Strategies Portfolios. Dividends from net investment income, if any, are declared and paid annually to shareholders of New Century Capital, New Century Opportunistic and New Century International Portfolios. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2010 (Unaudited)

The tax character of distributions paid during the periods ended April 30, 2010 and October 31, 2009 was as follows:

Period Ended	Ordinary Income	Total Distributions
New Century Capital Portfolio
April 30, 2010	$197,554	$197,554
October 31, 2009	$208,624	$208,624
New Century Balanced Portfolio
April 30, 2010	$803,247	$803,247
October 31, 2009	$1,229,934	$1,229,934
New Century Opportunistic Portfolio
April 30, 2010	$12,365	$12,365
October 31, 2009	$—	$—
New Century International Portfolio
April 30, 2010	$552,322	$552,322
October 31, 2009	$835,144	$835,144
New Century Alternative Strategies Portfolio
April 30, 2010	$1,815,992	$1,815,992
October 31, 2009	$4,198,238	$4,198,238

F.  Cost of Operations

The Portfolios bear all costs of their operations other than expenses specifically assumed by the Advisor. Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio.

G.  Use of Estimates

In preparing financial statements in accordance with GAAP, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2010 (Unaudited)

(2)	INVESTMENT ADVISORY FEES, ADMINISTRATIVE AGREEMENT AND TRUSTEES’ FEES

Each Portfolio has a separate Investment Advisory Agreement with the Advisor. Investment advisory fees for each Portfolio are computed daily and paid monthly. The investment advisory fees for each Portfolio, except for New Century Alternative Strategies Portfolio, are computed at an annualized rate of 1% on the first $100 million of average daily net assets and .75% of average daily net assets exceeding that amount. The investment advisory fees for New Century Alternative Strategies Portfolio, however, are computed at an annualized rate of .75% of average daily net assets. The advisory fees are based on the net assets of each of the Portfolios separately, and not on the total net assets of the Portfolios combined.

The Advisor has contractually agreed to limit the total expenses (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.50% of average net assets for each of the Portfolios. The total expenses do not include a Portfolio’s proportionate share of expenses of the underlying investment companies in which such Portfolio invests. This contractual fee waiver is in place until March 1, 2011. Accordingly, for the six months ended April 30, 2010, the Advisor waived $29,239 of advisory fees for New Century Opportunistic Portfolio. No waiver was necessary for New Century Capital, New Century Balanced, New Century International or New Century Alternative Strategies Portfolios.

Any advisory fees waived and/or any other operating expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Portfolio to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Portfolio’s current total operating expenses for such fiscal year does not exceed the applicable existing limitation on Portfolio expenses, and the reimbursement is made within three years after the year in which the Advisor incurred the expense. During the six months ended April 30, 2010, the Advisor did not recoup any fee waivers or expense reimbursements from New Century Opportunistic Portfolio. The Advisor has recouped all fee waivers and expense reimbursements for New Century Balanced, New Century International and New Century Alternative Strategies Portfolios. No fees have been waived or expenses reimbursed for New Century Capital Portfolio.

As of April 30, 2010, the amounts available for reimbursement that have been paid and/or waived by the Advisor on behalf of New Century Opportunistic Portfolio are $156,913. As of April 30, 2010, the Advisor may recapture a portion of such amounts no later than the dates as stated below:

	October 31, 2010	October 31, 2011	October 31, 2012	April 30, 2013
New Century Opportunistic Portfolio	$24,566	$41,595	$61,513	$29,239

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2010 (Unaudited)

Fees paid by the Portfolios pursuant to an Administration Agreement with the Advisor to administer the ordinary course of the Portfolios’ business are paid monthly based on actual expenses incurred in the overseeing of the Portfolios’ affairs. All expenses incurred overseeing the Portfolios’ affairs are reimbursed monthly.

The Portfolios pay each Trustee who is not affiliated with the Advisor a $16,000 annual retainer, paid quarterly, and a per meeting fee of $3,500. The Portfolios will also pay each Trustee who is not affiliated with the Advisor a $3,500 special meeting fee if held independent of a regularly scheduled board meeting. Trustees who are affiliated with the Advisor do not receive compensation from the Portfolios.

(3)	DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

The Portfolios have adopted a Distribution Plan (the “Plan”) under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder. Under the Plan, each Portfolio may pay up to .25% of its average daily net assets to the Distributor for activities primarily intended to result in the sale of shares. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not “interested persons” of the Portfolios and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

During the six months ended April 30, 2010, the Distributor received $84,686, $63,262, $14,903, $112,047 and $124,352 from New Century Capital, Balanced, Opportunistic, International and Alternative Strategies Portfolios, respectively, pursuant to the Plan. As described below, these net amounts were offset by the sales commissions and other compensation received by the Distributor.

During the six months ended April 30, 2010, the Distributor also received sales commissions and other compensation of $27,698, $14,379, $0, $5,657 and $47,171 in connection with the purchase of investment company shares by New Century Capital, Balanced, Opportunistic, International and Alternative Strategies Portfolios, respectively. The Distributor has voluntarily agreed to reduce payments made by each Portfolio pursuant to the Plan in amounts equal to the sales commissions and other compensation.

Certain officers and Trustees of New Century are also officers and/or directors of the Advisor and the Distributor.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2010 (Unaudited)

(4)	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2010, the cost of purchases and the proceeds from sales of securities other than short-term investments and U.S. government securities were as follows:

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century Opportunistic Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
Purchase of investment securities	$256,234	$868,697	$1,398	$257,823	$15,219,689
Proceeds from investment securities	$3,821,839	$1,018,442	$1,158,014	$—	$23,349,410

(5)	TAX MATTERS

It is each Portfolio’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies and distributes at least 90% of its taxable net income, the Portfolio (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

For the six months ended April 30, 2010, the following reclassifications were made as a result of permanent differences between the financial statement and income tax reporting requirements:

	Increase in Accumulated Undistributed Net Investment Income (Loss)	Decrease in Accumulated Net Realized Losses on Investments
New Century Balanced Portfolio	$13,562	$(13,562)
New Century International Portfolio	19,724	(19,724)
New Century Alternative Strategies Portfolio	26,510	(26,510)

These reclassifications did not change the net assets of the Portfolio.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2010 (Unaudited)

The tax character of accumulated earnings (deficit) at April 30, 2010 was as follows:

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century Opportunistic Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
Accumulated undistributed ordinary income (loss)	$10,501	$46,302	$(7,423)	$197,538	$(86,280)
Net unrealized appreciation	21,407,428	7,799,294	1,956,398	19,740,270	10,180,485
Capital loss carryforward	(10,655,627)	(3,669,851)	(2,341,208)	(9,435,573)	(11,470,560)
Other gains (losses)	578,319	98,504	196,233	—	(2,469,592)
Total accumulated earnings (deficit)	$11,340,621	$4,274,249	$(196,000)	$10,502,235	$(3,845,947)

The following information is based upon the federal income tax cost of investment securities as of April 30, 2010:

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century Opportunistic Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
Federal income tax cost	$72,815,997	$57,391,265	$10,420,887	$75,624,875	$128,840,308
Gross unrealized appreciation	$22,591,827	$9,206,333	$2,156,216	$23,254,544	$16,808,765
Gross unrealized depreciation	(1,184,399)	(1,407,039)	(199,818)	(3,514,274)	(6,628,280)
Net unrealized appreciation	$21,407,428	$7,799,294	$1,956,398	$19,740,270	$10,180,485

The difference between the federal income tax cost of portfolio investments and the financial statement cost for New Century Capital, Balanced, Opportunistic and Alternative Strategies Portfolios is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of October 31, 2009, the Portfolios had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Expires October 31	New Century Capital Portfolio	New Century Balanced Portfolio	New Century Opportunistic Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
2016	$10,164,003	$3,669,851	$2,341,208	$7,905,671	$1,409,701
2017	491,624	—	—	1,529,902	10,060,859
	$10,655,627	$3,669,851	$2,341,208	$9,435,573	$11,470,560

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2010 (Unaudited)

The Portfolios recognize the tax benefits or expenses of uncertain tax positions only when the positions are “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Portfolios’ tax positions taken on Federal income tax returns for all open tax years (tax years ended October 31, 2006 through October 31, 2009) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

(6)	CONTINGENCIES AND COMMITMENTS

New Century indemnifies its officers and Trustees for certain liabilities that might arise from the performance of their duties to the Portfolios. Additionally, in the normal course of business, New Century, on behalf of its Portfolios, enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, New Century expects the risk of loss to be remote.

(7)	RECENT ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009 and others for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Portfolios’ financial statement disclosures.

(8)	SUBSEQUENT EVENTS

The Portfolios are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolios are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

NEW CENTURY PORTFOLIOS ABOUT YOUR PORTFOLIO’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Portfolios, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other expenses. The following examples are intended to help you understand ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples in the tables below are based on an investment of $1,000 made at the beginning of the period shown (November 1, 2009) and held for the entire period (April 30, 2010).

The table below illustrates each Portfolio’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Portfolios. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolios under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Portfolios’ ongoing costs with those of other mutual funds. It assumes that each Portfolio had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolios’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Portfolios do not charge sales loads. However, a redemption fee of 2% is applied on the sale of shares of the Portfolios held for less than 30 days.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. In addition, the calculations do not reflect the Portfolios’ proportionate shares of expenses of the underlying investment companies in which the Portfolios invest.

NEW CENTURY PORTFOLIOS ABOUT YOUR PORTFOLIO’S EXPENSES (Unaudited) (Continued)

More information about the Portfolios’ expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Portfolios’ prospectus.

New Century Capital Portfolio

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,150.30	$7.46
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.85	$7.00

*
Expenses are equal to the New Century Capital Portfolio’s annualized expense ratio of 1.40% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

New Century Balanced Portfolio

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,105.30	$7.52
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.65	$7.20

*
Expenses are equal to the New Century Balanced Portfolio’s annualized expense ratio of 1.44% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

New Century Opportunistic Portfolio

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,156.80	$8.02
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.36	$7.50

*
Expenses are equal to the New Century Opportunistic Portfolio’s annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

NEW CENTURY PORTFOLIOS ABOUT YOUR PORTFOLIO’S EXPENSES (Unaudited) (Continued)

New Century International Portfolio

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,067.60	$7.38
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.65	$7.20

*
Expenses are equal to the New Century International Portfolio’s annualized expense ratio of 1.44% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

New Century Alternative Strategies Portfolio

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,062.00	$5.62
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.34	$5.51

*
Expenses are equal to the New Century Alternative Strategies Portfolio’s annualized expense ratio of 1.10% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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INVESTMENT ADVISOR AND ADMINISTRATOR
Weston Financial Group, Inc.
Wellesley, MA

DISTRIBUTOR
Weston Securities Corporation
Wellesley, MA

COUNSEL
Greenberg Traurig, LLP
Philadelphia, PA

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
BBD, LLP
Philadelphia, PA

TRANSFER AGENT
Ultimus Fund Solutions, LLC
Cincinnati, OH

CUSTODIAN
U.S. Bank, N.A.
Cincinnati, OH

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios. This report is authorized for distribution to prospective investors in the Portfolios only if preceded or accompanied by an effective Prospectus which contains details concerning the management fees, expenses and other pertinent information.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-639-0102, or on the SEC’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-639-0102, or on the SEC’s website at http://www.sec.gov.

The Portfolios file a complete listing of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available without charge upon request by calling 1-888-639-0102, or on the SEC’s website at http://www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, or by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has a standing nominating committee responsible for the selection and nomination to serve as trustees of the registrant.  Although the nominating committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the nominating committee is willing to consider nominations received from shareholders.  Shareholders wishing to submit a nomination should do so by notifying the Secretary of the registrant, in writing, at the following address: 40 William Street, Suite 100, Wellesley, Massachusetts 02481-3902.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Century Portfolios

By (Signature and Title)*		/s/ Wayne M. Grzecki
Wayne M. Grzecki, President
Date	June 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Wayne M. Grzecki
Wayne M. Grzecki, President
Date	June 25, 2010

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, Treasurer
Date	June 25, 2010

* Print the name and title of each signing officer under his or her signature.